Average Annual Total Returns{- Fidelity Global High Income Fund} - 04.30 Fidelity Global High Income Fund Retail PRO-10 - Fidelity Global High Income Fund	Fidelity Global High Income Fund Return Before Taxes Past 1 year	Fidelity Global High Income Fund Return Before Taxes Past 5 years	Fidelity Global High Income Fund Return Before Taxes Past 10 years	Fidelity Global High Income Fund After Taxes on Distributions Past 1 year	Fidelity Global High Income Fund After Taxes on Distributions Past 5 years	Fidelity Global High Income Fund After Taxes on Distributions Past 10 years	Fidelity Global High Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Global High Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Global High Income Fund After Taxes on Distributions and Sales Past 10 years	ML143 Past 1 year	ML143 Past 5 years	ML143 Past 10 years	F0585 Past 1 year	F0585 Past 5 years	F0585 Past 10 years
Total	3.47%	5.47%	6.00%	1.74%	3.47%	3.72%	2.05%	3.31%	3.65%	(0.48%)	5.33%	5.82%	1.77%	5.64%	6.29%